SNOQUALMIE ASSET FUND, INC.
FINANCIAL STATEMENTS AS OF JUNE 30, 2001 AND FOR THE
PERIODS FROM JANUARY 1, 2001 THROUGH JUNE 30, 2001
AND FROM AUGUST 31, 2000 (COMMENCEMENT OF OPERATIONS)
THROUGH DECEMBER 31, 2000



































































Snoqualmie Asset Fund, Inc.
Schedule of Investments
June 30, 2001


Marion Street, Inc. - Mortgage Backed Securities
(in 000s)
                                                       As a % of
Security                       Cost   Fair Value       Net Assets
---------------------------   -----   ----------       ----------
FHLMC Corporation PC Group
                 No.785533    2,412        2,439            0.02%
FHLMC Corporation PC Group
                 No. 608987   2,655        2,646            0.02%
FNMA Pass Through Certificate Pool
                 No. 358673   1,464        1,500            0.01%
                              -----        -----            -----
          Total               6,532        6,585            0.05%
                              =====        =====            =====
See notes to the financial statements.















































Snoqualmie Asset Fund, Inc.
Schedule of Investments
June 30, 2001

WM Specialty Mortgage LLC - Prime Loans Serviced by Others
(in 000s)
                                          Average
                                 Net      Remaining
                     Number      Interest Term        (2)   (1)        As a % of
Pool(by Servicer)    of Loans    Rate     (in months) Cost Fair Value Net Assets
-----------------    --------    -------  ----------  ---- ----------  ---------
Wells Fargo - 00152         1       9.12%        168               68      0.00%
GMAC Mortgage - 00153       2      11.82%        172               37      0.00%
Atlantic Mortgage - 00154   6       8.08%        150              389      0.00%
Matrix Capital Bank - 00155 6	      9.20%        159              295      0.00%
Midland Mortgage - 00157    1       8.43%        152                7      0.00%
Midland Mortgage - 00158   26       8.14%        154              337      0.00%
Midland Mortgage - 00159    1       7.93%        155               38      0.00%
Bank of America - 00160     1       7.68%        148              230      0.00%
Bank of America - 00161     1       7.68%        171              114      0.00%
NAMCO - 00162               2       8.69%        163               64      0.00%
Republic Bank - 00163       2       6.90%        166              144      0.00%
Republic Bank - 00164      12       7.74%        148              556      0.00%
U.S. Mortgage - 00165       4       7.89%        177              211      0.00%
U.S. Mortgage - 00166       6       8.50%         48               83      0.00%
Wilshire Credit - 00167     1       8.87%        191              200      0.00%
Bank of America FSB - 00169 1       8.50%        163               93      0.00%
Alliance Mortgage - 00170  40       8.11%        171           14,069      0.11%
Fidelity Federal - 00176    6       8.10%        152              675      0.01%
Fidelity Federal - 00177    4       8.08%        147              622      0.00%
GMAC Commercial - 00178	    1       8.50%         15              267      0.00%
Cal Fed - 00181            28       7.60%        253           11,504      0.09%
Cal Fed - 00182           325       7.60%        260           10,921      0.09%
Cal Fed - 00183            13       7.56%        332            1,904      0.02%
FHDC - Outrigger - 00189    1       9.50%         77              157      0.00%
FHDC - Nantucket - 00191    1       7.25%        348              190      0.00%
Bank of America CCRC-00193 22       7.93%        312            1,626      0.01%
Bank of America - 97130     5       9.25%         53               12      0.00%
Bank of America - 97132    11       7.00%          3                1      0.00%
First Nationwide - 97088    8       9.93%         83               25      0.00%
Homeside Lending - 92033  492       7.16%        312          163,566      1.30%
Homeside Lending - 92034 1249       7.52%        288          169,380      1.35%
Cendant Mortgage - 92035  189       6.80%        324           54,846      0.44%
Wells Fargo - 92036       336       6.94%        320          120,185      0.96%
Wells Fargo - 92037       112       7.07%        322           39,183      0.31%
Wells Fargo - 92038        81       7.05%        319           27,769      0.22%
Wells Fargo - 92039        79       7.68%        297           29,561      0.24%
Wells Fargo - 92040       755       6.97%        313          260,614      2.07%
Cendant Mortgage - 92041  176       7.12%        325           48,034      0.38%
Cendant Mortgage - 92042  211       6.74%        328           86,996      0.69%

(1) All investments are valued under procedures established by the Board of Directors.
(2) Original cost of prime loans serviced by others was valued in aggregate when acquired.
See notes to the financial statements.














Snoqualmie Asset Fund, Inc.
Schedule of Investments
June 30, 2001

WM Specialty Mortgage LLC - Prime Loans Serviced by Others
(in 000s)
                                          Average
                                 Net      Remaining
                     Number      Interest Term        (2)   (1)        As a % of
Pool(by Servicer)    of Loans    Rate     (in months) Cost Fair Value Net Assets
-----------------    --------    -------  ----------  ---- ----------  ---------
Wells Fargo - 92043       131       6.88%        327           53,702      0.43%
RFC - 92044               174       6.94%        321           51,077      0.41%
Cendant Mortgage - 92045  619       6.89%        329          144,167      1.15%
Cenlar FSB - 92046A       176       8.46%        228           23,349      0.19%
Cenlar FSB - 92046B       657       8.57%        167           30,858      0.25%
Alliance - 92047         3296       8.22%        180          174,540      1.39%
First Union - 92048        75       6.77%        326           24,740      0.20%
Cendant Mortgage - 92050  112       6.86%        331           27,378      0.22%
Cendant Mortgage - 92051   65       7.35%        324           13,097      0.10%
First Republic - 92053     53       7.20%        317           36,817      0.29%
Countrywide - 92054        91       7.23%        307           16,570      0.13%
Homeside Lending - 92055B  11       6.77%        329            3,886      0.03%
Homeside Lending - 92055C  53       6.76%        330           18,219      0.15%
RFC - 92055D              191       6.99%        322           55,903      0.45%
Cenlar FSB - 92056A       147       7.91%        209           25,438      0.20%
Cenlar FSB - 92056B       302       8.01%        322           47,168      0.38%
Cenlar FSB - 92056C       370       8.02%        180           31,545      0.25%
Cendant Mortgage - 92059  299       7.00%        334           83,173      0.66%
Bank of America - 92060A  279       7.56%        309           95,679      0.76%
Bank of America - 92060B   72       7.58%        307           22,121      0.18%
Bank of America - 92060C   79       7.44%        312           28,492      0.23%
GMAC Mortgage - 92061     148       7.25%        312           41,903      0.33%
Alliance - 92062         1922       8.04%        194          142,195      1.13%
Union Planters - 92063   2883       8.26%        251          170,106      1.35%
Wells Fargo - 92065 7B      1       7.50%        324              627      0.00%
Bank of America - 92066A  320       8.65%        244           85,250      0.68%
Bank of America - 92066B   62       8.79%        270           17,346      0.14%
Bank of America - 92066C   71       8.74%        315           27,106      0.22%
Bank of America - 92066D  100       8.74%        295           34,607      0.28%
First Union - 92067       197       6.52%        334           66,799      0.53%
Countrywide - 92068D       15       7.05%        337            5,509      0.04%
Cendant Mortgage - 92069  444       7.31%        337          126,655      1.01%
Cendant Mortgage - 92070  385       7.16%        335          111,383      0.89%
Charter One - 97001         7       9.21%         70               27      0.00%
Charter One - 97002         2       9.37%        242                6      0.00%
Matrix Financial - 97003    8       8.00%         44                8      0.00%
Matrix Financial - 97004    2       7.75%         14                8      0.00%
Cohen Financial - 97005     1       9.38%         45               77      0.00%

(1) All investments are valued under procedures established by the Board of Directors.
(2) Original cost of prime loans serviced by others was valued in aggregate when acquired.

See notes to the financial statements.














Snoqualmie Asset Fund, Inc.
Schedule of Investments
June 30, 2001

WM Specialty Mortgage LLC - Prime Loans Serviced by Others
(in 000s)
                                          Average
                                 Net      Remaining
                     Number      Interest Term        (2)   (1)        As a % of
Pool(by Servicer)    of Loans    Rate     (in months) Cost Fair Value Net Assets
-----------------    --------    -------  ----------  ---- ----------  ---------
Matrix Financial - 97007    1       7.00%        320               15      0.00%
Homeside Lending - 97009   17       9.50%         93               21      0.00%
Bay View Federal - 97015   37       7.82%        141           15,702      0.13%
Wilshire Financial - 97017 37       7.99%        217            5,051      0.04%
Metropolitan Bank - 97019   1       8.01%        102              161      0.00%
Homeside Lending - 97020    1       7.00%        320               18      0.00%
Cenlar FSB - 97022          2       8.25%          7                5      0.00%
Cenlar FSB - 97023          4       9.14%         51               25      0.00%
Chase Manhattan - 97026     1       9.81%        320               86      0.00%
Citimortgage, Inc. - 97028  7       8.50%         75               18      0.00%
Citimortgage, Inc. - 97029 14       9.50%         83               23      0.00%
Community Inv. - 97033      2      12.59%        143                2      0.00%
Primewest Mortgage-97039  103       5.84%         72               40      0.00%
NAMCO - 97041              32       9.00%         84               25      0.00%
NAMCO - 97042             250       8.26%        189           43,363      0.35%
NAMCO - 97043               3       7.84%         13              105      0.00%
CapMark Services - 97044    1       9.25%         46              290      0.00%
Family Savings Bank-97045  48      10.53%         94              772      0.01%
FHLB New York - 97046       1       8.00%          0                3      0.00%
FHLB New York - 97047       1       8.35%         66              116      0.00%
Fidelity Federal - 97048   40       7.76%        195           17,722      0.14%
Citimortgage, Inc.-97052   12       7.00%          6                1      0.00%
Citimortgage, Inc.-97053    1       7.00%        148              485      0.00%
Citimortgage, Inc.-97054    1       9.00%        320                4      0.00%
Citimortgage, Inc.-97055    1      10.65%        320              137      0.00%
First Federal/CA - 97056    2      12.64%        101               77      0.00%
Wells Fargo - 97059        12       8.88%         50              127      0.00%
Wells Fargo - 97060         1       7.83%        320                1      0.00%
FNMA - 97061                2       9.80%        112            1,700      0.01%
Bank of America - 97064     6       9.88%        119               30      0.00%
Bank of America - 97066   102       9.26%         80               20      0.00%
Bank of America - 97067    70       8.25%         33                4      0.00%
Bank of America - 97069     4       8.77%         56               16      0.00%
Bank of America - 97070     8       8.57%         58               69      0.00%
Bank of America - 97072     1       8.87%        162               79      0.00%
FINOVA - 97079             10       8.32%        116              239      0.00%
Alliance Mortgage - 97080   3       7.31%        121               87      0.00%
First Nationwide - 97081    5       9.04%        149              200      0.00%
Alliance Mortgage - 97085  51       7.74%        199            3,117      0.02%

(1) All investments are valued under procedures established by the Board of Directors.
(2) Original cost of prime loans serviced by others was valued in aggregate when acquired.
See notes to the financial statements.














Snoqualmie Asset Fund, Inc.
Schedule of Investments
June 30, 2001

WM Specialty Mortgage LLC - Prime Loans Serviced by Others
(in 000s)
                                          Average
                                 Net      Remaining
                     Number      Interest Term        (2)   (1)        As a % of
Pool(by Servicer)    of Loans    Rate     (in months) Cost Fair Value Net Assets
-----------------    --------    -------  ----------  ---- ----------  ---------
Alliance Mortgage - 97086  53       8.45%        182            3,490      0.03%
Midland Loan Svcs. - 97092  1       7.00%        198            2,527      0.02%
MGIC Mortgage - 97099       2       8.00%         22                8      0.00%
Dovenmuehl Mortgage-97101   1       8.00%         13                2      0.00%
Matrix Capital Bank-97102  14       7.99%        151              309      0.00%
Matrix Capital Bank-97103   2       8.38%         30                3      0.00%
Atlantic Mortgage - 97107  67       8.66%         52               13      0.00%
Midland Mortgage - 97111    1       6.95%        156              577      0.00%
U.S. Mortgage - 97112       1       9.25%         20                3      0.00%
Pomona First Federal-97122  1       6.52%        320               17      0.00%
Cal Fed - 97124             5       7.66%        257           19,160      0.15%
Cal Fed - 97125            11       7.33%        257           12,848      0.10%
Atlantic Mortgage - 97136   5       8.52%        181              480      0.00%
Atlantic Mortgage - 97138   6       8.36%         73               57      0.00%
Wells Fargo - 97144         1       6.68%        320               53      0.00%
Bank of America - 97146     2      11.09%         89               74      0.00%
Bank of America - 97148     1       8.62%        171               35      0.00%
Atlantic Mortgage - 97152   3       9.07%         49                6      0.00%
Liberty Lending - 97154     2       8.50%        141              225      0.00%
National City - 97163     161       7.99%         52               59      0.00%
Legg Mason - 97164          1       7.00%        185              587      0.00%
Firstar Home Mtg. - 97165  19       8.91%         65              233      0.00%
RFC - 97170                 3       6.94%        254            6,546      0.05%
Beal Bank SSB - 97171       1       9.38%         43              544      0.00%
Beal Bank SSB - 97172       1       8.50%        320               37      0.00%
Aegis Mortgage - 97174     31       9.75%         86               24      0.00%
Aegis Mortgage - 97175     23       8.82%         74              181      0.00%
Aegis Mortgage - 97176     21       8.92%         72              182      0.00%
Alliance Mortgage - 97180   1       9.00%        320              236      0.00%
Reilly Mortgage - 97181     5       7.34%        207            1,606      0.01%
Reilly Mortgage - 97182     1       8.75%        233            2,571      0.02%
U.S. Mortgage - 97184       1       7.00%        320                1      0.00%
Intercity Capital - 97187   1       9.60%        320              101      0.00%
Keycorp - 97188             1       9.75%        320              634      0.01%
Tracy Federal Bank - 97189  1       7.37%        320              191      0.00%
1st Nat./Anchorage-97191    1      10.00%        320               15      0.00%
Litton Mortgage - 97192     1       8.73%        320               15      0.00%
Republic Bank - 97193      20       8.00%         45               20      0.00%

(1) All investments are valued under procedures established by the Board of Directors.
(2) Original cost of prime loans serviced by others was valued in aggregate when acquired.

See notes to the financial statements.














Snoqualmie Asset Fund, Inc.
Schedule of Investments
June 30, 2001

WM Specialty Mortgage LLC - Prime Loans Serviced by Others
(in 000s)
                                          Average
                                 Net      Remaining
                     Number      Interest Term        (2)   (1)        As a % of
Pool(by Servicer)    of Loans    Rate     (in months) Cost Fair Value Net Assets
-----------------    --------    -------  ----------  ---- ----------  ---------
Banner Bank - 97196         1       8.80%        320              291      0.00%
1st Bk./Beverly Hills-97198 1       8.01%        320              134      0.00%
Inglewood Housing - 97200   1       8.82%        320                8      0.00%
Cenlar FSB - 97202         22       9.09%         66               42      0.00%
Matrix Capital Bank-97205  11       7.99%        320               56      0.00%
     Total Prime Loans Serviced by Others           ----------------------------
                  - WM Specialty Mortgage       $2,931,367 $3,028,470     24.11%
                                                 ===============================

(1) All investments are valued under procedures established by the Board of Directors.
(2) Original cost of prime loans serviced by others was valued in aggregate when acquired.
See notes to the financial statements.







































Snoqualmie Asset Fund, Inc.
Schedule of Investments
June 30, 2001

WM Specialty Mortgage LLC - Subprime Loans Serviced by Others
(In 000s)

                                          Average
                                 Net      Remaining
                     Number      Interest Term              (1)        As a % of
Pool(by Servicer)    of Loans    Rate     (in months) Cost Fair Value Net Assets
-----------------    --------    -------  ----------  ---- ----------  ---------
Ameriquest - BC0035A      914    10.82%     337    107,353    108,484      0.86%
Ameriquest - BC0035B      778    10.50%     346    106,726    107,745      0.86%
Ameriquest - BC005A      1918     9.44%     318    161,295    166,560      1.33%
Ameriquest - BC005B      1272     9.62%     316    101,311    104,617      0.83%
Ameriquest - BC005C      2520    10.00%     319    199,549    206,062      1.64%
Ameriquest - BC005D      2418     9.73%     322    202,300    208,903      1.66%
Ameriquest - BC005E       535     9.84%     316     41,378     42,729      0.34%
Ameriquest - BC005F       228    10.06%     326     26,648     27,518      0.22%
Ameriquest - BC023A       477    10.65%     318     45,550     47,115      0.38%
Ameriquest - BC023B        37    10.77%     334      3,990      4,128      0.03%
Ameriquest - BC024       1991    10.34%     336    216,855    224,308      1.79%
Ameriquest - BC027A       964    10.50%     339    105,923    109,563      0.87%
Ameriquest - BC027B      1314    10.33%     340    154,667    158,158      1.26%
Ameriquest - BC029A       795    10.33%     340     95,820     98,040      0.78%
Ameriquest - BC029B      1325    10.28%     339    160,424    164,086      1.31%
Ameriquest - BC030A       237    10.52%     341     29,674     30,395      0.24%
Ameriquest - BC030B       959    10.05%     348    142,080    144,874      1.15%
Ameriquest - BC033        162    10.44%     344     23,080     23,768      0.19%
Ameriquest - BC038A       598    10.03%     348     78,729     79,676      0.63%
Ameriquest - BC038B      1292     9.86%     347    182,743    185,033      1.47%
Ameriquest - BC041A       937     9.84%     342    119,957    123,986      0.99%
Ameriquest - BC041B      1615     9.81%     345    201,712    210,574      1.68%
Ameriquest - BC042A       658     9.66%     345     79,150     83,579      0.67%
Ameriquest - BC042B      2011     9.61%     349    256,939    275,329      2.19%
Ameriquest - BC045A       555     9.86%     349     67,476     68,357      0.54%
Ameriquest - BC045B      1420     9.74%     351    203,714    206,478      1.64%
Ameriquest - BC047A       492     9.93%     349     62,199     62,997      0.50%
Chase Manhattan - BC019A  186    10.75%     329     21,033     21,889      0.17%
Chase Manhattan - BC010   645    10.06%     340     74,558     76,615      0.61%
Chase Manhattan - BC011   441    10.62%     338     50,933     53,006      0.42%
Chase Manhattan - BC012   742    10.15%     344     94,394     95,795      0.76%
Chase Manhattan - BC015  1239    10.34%     346    154,803    157,101      1.25%
Chase Manhattan - BC019B   40    10.81%     335      5,376      5,595      0.04%
Chase Manhattan - BC031   890    10.47%     349    106,936    107,902      0.86%
Chase Manhattan - BC032   859    10.40%     350    106,788    107,424      0.86%
Chase Manhattan - BC034   727     7.27%     351    118,708    120,245      0.96%
Chase Manhattan - BC036   585    10.13%     351    100,885    101,638      0.81%
Chase Manhattan - BC037    98    10.13%     349     13,826     14,092      0.11%
Chase Manhattan - BC039   503     9.98%     352     81,668     82,279      0.66%

(1) All investments are valued under procedures established by the Board of Directors.

See notes to the financial statements.














Snoqualmie Asset Fund, Inc.
Schedule of Investments
June 30, 2001

WM Specialty Mortgage LLC - Subprime Loans Serviced by Others
(In 000s)

                                          Average
                                 Net      Remaining
                     Number      Interest Term              (1)        As a % of
Pool(by Servicer)    of Loans    Rate     (in months) Cost Fair Value Net Assets
-----------------    --------    -------  ----------  ---- ----------  ---------
Countrywide - BC002B      320     9.47%     327     29,335     29,769      0.24%
Countrywide - BC002C      413     9.44%     318     30,035     30,479      0.24%
Countrywide - BC002D      370     9.62%     335     31,265     31,727      0.25%
Countrywide - BC002E      360     9.81%     336     30,480     30,930      0.25%
Countrywide - BC002F      368    10.01%     319     28,294     28,713      0.23%
Countrywide - BC002G      360    10.02%     337     29,925     30,368      0.24%
Countrywide - BC007A     1124     9.68%     333    123,335    123,859      0.99%
Countrywide - BC007B      434     9.39%     332     48,963     49,171      0.39%
Countrywide - BC013      1436    10.10%     326    148,269    150,964      1.20%
Countrywide - BC016      2004    10.07%     343    237,117    243,723      1.94%
Countrywide - BC017       705    10.19%     341     82,595     84,875      0.68%
Countrywide - BC020      1023    10.19%     346    122,640    126,025      1.00%
Countrywide - BC025      1302    10.43%     345    146,212    150,247      1.20%
Countrywide - BC026       731    10.42%     347     94,491     95,674      0.76%
Countrywide - BC028       650    10.39%     348     84,791     85,810      0.68%
Fieldstone - BC046A        57    10.37%     359     10,020     10,091      0.08%
Fremont - BC040           617    10.16%     354    103,427    104,088      0.83%
Fremont - BC043           278     9.43%     354     48,072     48,280      0.38%
Fremont - BC044           909     9.25%     356    165,474    166,232      1.32%
Fremont - BC048A          836     9.01%     357    149,396    150,085      1.19%
Option One - BC009       1185    10.21%     253    101,086    104,097      0.83%
Option One - BC022A      1017    10.77%     254     82,573     85,034      0.68%
Option One - BC022B       216    10.98%     251     14,620     15,056      0.12%
Option One - BC049A       707     9.40%     356     96,686     95,698      0.76%
Wells Fargo - BC008A     2450    10.24%     332    239,768    243,988      1.94%
Wells Fargo - BC008B     1502    10.30%     334    142,582    145,763      1.16%
Wells Fargo - BC014A     1722    10.42%     340    172,532    176,531      1.41%
Wells Fargo - BC014B      443    10.48%     339     41,522     42,449      0.34%
Wells Fargo - BC018       776    10.82%     339     75,888     77,581      0.62%
                                                 -------------------------------
     Total Subprime Loans Serviced by Others     6,818,544  6,973,951     55.52%
                                                 ===============================

(1) All investments are valued under procedures established by the Board of Directors.

See notes to the financial statements.































Snoqualmie Asset Fund, Inc.
Schedule of Investments
June 30, 2001

WM Specialty Mortgage LLC - Loans not Serviced by Others
(In 000s)


                                 Range of Range of
                     Number      Interest Maturity         (1)        As a % of
Pool                 of Loans    Rates    (in months) Cost Fair Value Net Assets
-----------------    --------    -------  ----------  ---- ----------  ---------
Fixed Amortizing -
       Fixed Index        10       8.854%      270      703       737      0.01%
Floating Amortizing -
     Various Index        26  7.852-8.75%  343-360    7,275     7,485      0.06%
Floating Negative Amort. -
     Various Index       618 8.064-8.359%  352-369  223,238   229,656      1.83%
Fixed Principle/Floating Rate -
     Treas 1Y              2       7.627%      343      545       542      0.00%
Wash. Mutual Mtg.-92052* 218        8.36%      229   44,605    47,895      0.38%
WM Home Loans - 97036 *    9       7.499%       90      136       140      0.00%
WM Home Loans - 97037 *    1       12.50%      320       67        69      0.00%
WM Home Loans - 97038 *    2        8.27%      320      560       579      0.00%
Fleet Bank - 97166**       1        9.00%       34       16        17      0.00%
                                                    ----------------------------
     Total Loans not Serviced by Others             277,145   287,121      2.29%
                                                    ============================

* On January 31, 2001 Washington Mutual, Inc. acquired PNC Mortgage Company as a subsidiary to Washington Mutual Bank, FA (WMBFA). As a result of the acquisition, WMBFA acts as servicer of the loans (see Note 3 to the financial statements).

** On May 31, 2001 Washington Mutual, Inc. acquired Fleet Mortgage Company as a subsidiary to Washington Mutual Bank, FA (WMBFA). As a result of the acquisition, WMBFA acts as servicer of the loans (see Note 3 to the financial statements).

(1) All investments are valued under procedures established by the Board of Directors.

See notes to the financial statements.















Snoqualmie Asset Fund, Inc.
Schedule of Investments
June 30, 2001

Marion Street, Inc. - Commercial Loans
(In 000s)
                                 Range of Range of
                     Number      Interest Maturity            (1)      As a % of
Pool                 of Loans    Rates    (in months) Cost Fair Value Net Assets
-----------------    --------    -------  ----------  ---- ----------  ---------
Fixed Amortizing -
       Fixed Index          3        8.873%     118    1,089      1,166    0.01%
Floating Amortizing -
       COFI                13  8.372-8.375%   29-52    6,459      6,734    0.05%
Floating Amortizing - MTA  16        8.786%      86    3,819      4,048    0.03%
Floating Amortizing -
       Treas 1Y             8        7.698%      71    3,245      3,416    0.03%
Floating Amortizing -
       Treas 5y             4  7.264-7.374%  92-151    2,609      2,764    0.02%
Floating Negative Amortization -
       COFI               464  7.649-8.027%  60-144  457,869    474,143    3.77%
Floating Negative Amortization -
       LAMA                 1        8.668%      71      639        676    0.01%
Floating Negative Amortization -
       MTA                 70        7.706%     303   73,422     76,329    0.61%
Floating Negative Amortization -
       Treas 1Y             3   8.196-8.75% 111-235    2,273      2,319    0.02%
Fixed Amortizing -
       Fixed Index          6        8.723%      96    4,722      5,077    0.04%
Floating Amortizing -
       COFI                38  7.139-8.972%  25-163   34,593     36,059    0.29%
Floating Amortizing -
       MTA                  3        9.759%      23    1,777      1,913    0.02%
Floating Amortizing -
       Prime                2        9.103%      41      659        722    0.01%
Floating Amortizing -
       Treas 1Y             4        7.503%      98    6,327      6,706    0.05%
Floating Amortizing -
       Treas 5Y             3  6.899-9.730%    2-89    3,142      3,308    0.03%
Floating Amortizing -
       Treas 6M             3  8.734-8.875%  25-101    2,238      2,361    0.02%
Floating Amortizing -
       Treas 10Y            5  10.25-10.63%    3-5     3,479      3,693    0.03%
Floating Negative Amortization -
       COFI               528      7.85-10% 80-172   465,558    483,543    3.85%
Floating Negative Amortization -
       MTA                 16   8.1-10.083%  20-98    16,345     17,290    0.14%
Floating Negative Amortization -
       Treas 1Y             3  7.517-10.25% 14-138     3,309      3,416    0.03%
Fixed Amortizing -
       Fixed Index        271        8.959%     67    90,099     90,352    0.72%
                                                   -----------------------------
     Total Commercial Loans                        1,183,672  1,226,035    9.76%
                                                   =============================
(1) All investments are valued under procedures established by the Board of Directors.
See notes to the financial statements.













Snoqualmie Asset Fund, Inc.
Schedule of Investments
June 30, 2001

WM Specialty Mortgage LLC - CRA Prime Loans Serviced by Others
(in 000s)

                                 Range of Range of
                     Number      Interest Maturity         (1)        As a % of
Pool                 of Loans    Rates    (in months) Cost Fair Value Net Assets
-----------------    --------    -------  ----------  ---- ----------  ---------
Community Finance
     Consortium      3          6.25% to  06/20/2001-
                                7.50%     06/05/2002             403       0.00%
C.A.S.A              5          7.25%     12/24/1999-
                                          12/01/2028             115       0.00%
Bank of America      1         10.00%   Not Applicable*        1,261       0.01%
First Housing        5     7.6%-8.25%   Not Applicable*        2,160       0.02%
SAMCO                1          7.85%   Not Applicable*           71       0.00%
                                                      --------------------------
     Total CRA Prime Loans Serviced by Others         3,988    4,010       0.03%
                                                      ==========================

* Loans on construction not yet completed do not have maturity dates as of 06/30/2001.

(1) All investments are valued under procedures established by the Board of Directors.
(2) Original cost of prime loans serviced by others was valued in aggregate when acquired.

See notes to the financial statements.




































Snoqualmie Asset Fund, Inc.
Schedule of Investments
June 30, 2001

WM Specialty Mortgage LLC - Real Estate Owned
(in 000s)

* All properties listed are residential real estate.

                                      (1)          As a % of
 Property Location         Cost    Fair Value      Net Assets
 -----------------         ----    ----------      ----------
                             PRIME

Newburgh, IN                70            85            0.00%
Chicago, IL                162           162            0.00%
La Center, WA              251           251            0.00%
Huntington, CA             227           227            0.00%
Oswego, KS                  22            22            0.00%
Cleveland, OH               47            25            0.00%
Limerick Township, PA       69            69            0.00%
Shelby, IN                  22            22            0.00%
Columbia, TN                12             8            0.00%
Marble Hill, MO             30            30            0.00%
Galena, MO                  23            23            0.00%
Nixa, MO                   115           130            0.00%
Ozark, MO                  132           134            0.00%
Fresno, CA                   2             2            0.00%
Bakersfield, CA             25            25            0.00%
Carmel, NY                  63            63            0.00%
Woodlynne, NJ                5             5            0.00%
     Total Prime Real    -----         -----            -----
         Estate Owned    1,276         1,282            0.01%
                         =====         =====            =====

                            SUBPRIME

Murray, KY                 28            37             0.00%
Three River, MI            75            75             0.00%
Kennesaw, GA               99            99             0.00%
Rockford, MI               99            95             0.00%
Baltimore, MD              19            19             0.00%
Pine City, MN              87            99             0.00%
West Union, MN             22            35             0.00%
Benton Harbor, MI          12            12             0.00%
Whittier, CA              116           148             0.00%
Durham, NC                 32            32             0.00%
Donaldsville, LA           34            38             0.00%
Milwaukee, WI              14            18             0.00%
Tampa, FL                  77            77             0.00%
White Cloud, MI            22            38             0.00%

(1) All investments are valued under procedures established by the Board of Directors.

See notes to the financial statements.














Snoqualmie Asset Fund, Inc.
Schedule of Investments
June 30, 2001

WM Specialty Mortgage LLC - Real Estate Owned
(in 000s)

* All properties listed are residential real estate.

                                      (1)          As a % of
 Property Location         Cost    Fair Value      Net Assets
 -----------------         ----    ----------      ----------
New Albany, IN             37            65             0.00%
Clinton, MS                64            80             0.00%
Plant City, FL             42            50             0.00%
Medaryville, IN            20            25             0.00%
Fort Meyers, FL            51            58             0.00%
Dallas, TX                 42            60             0.00%
Lansing, MI                34            60             0.00%
Bonners Ferry, ID          34            35             0.00%
Milwaukee, WI              36            50             0.00%
Cleveland, OH              66            61             0.00%
Meridian, ID              173           195             0.00%
Pitts, GA                  15            15             0.00%
St. Louis, MO              25            25             0.00%
Dittmer, MO               214           200             0.00%
South Bend, IN             22            22             0.00%
Lovington, NM              22            25             0.00%
Kent, WA                   94           119             0.00%
Little Falls, MN           31            42             0.00%
Pulaski, TN                52            52             0.00%
Marshall, MI               91            91             0.00%
Algnac, MI                 87            87             0.00%
Maryville, MO              59            59             0.00%
McDonald, OH               43            43             0.00%
South Haven, MN           120           140             0.00%
Auburn, CA                128           128             0.00%
Tulsa, OK                  50            30             0.00%
Benson, NC                 82           112             0.00%
Birch Run, MI             116           116             0.00%
Heber, UT                  94           110             0.00%
Waiannae, HI               31            31             0.00%
Bay City, MI               58            58             0.00%
Marcola, OR               111           125             0.00%
San Bernadino, CA         108           120             0.00%
Cheyenne, WY               75            94             0.00%
Oklahoma City, OK          38            38             0.00%
Mustang, OK                43            50             0.00%
Chicago, IL                91           128             0.00%
Pontiac, MI                37            50             0.00%
Ada, OK                    11             8             0.00%

(1) All investments are valued under procedures established by the Board of Directors.

See notes to the financial statements.














Snoqualmie Asset Fund, Inc.
Schedule of Investments
June 30, 2001

WM Specialty Mortgage LLC - Real Estate Owned
(in 000s)

* All properties listed are residential real estate.

                                      (1)          As a % of
 Property Location         Cost    Fair Value      Net Assets
 -----------------         ----    ----------      ----------
Akron, NY                  52            52             0.00%
Coalgate, OK               26            38             0.00%
Salem, IN                  19            48             0.00%
Cliffside Park, NJ        224           224             0.00%
Marshall, MI               32            50             0.00%
New Haven, CT              48            48             0.00%
Omaha, NE                  23            36             0.00%
Cookeville, TN             31            31             0.00%
Big Rapids, MI             66            66             0.00%
Cloquet, MN                58            59             0.00%
Muskogee, OK               10            10             0.00%
Keithville, LA             54            60             0.00%
Carver, MN                 56            56             0.00%
Hooven, OH                 43            43             0.00%
Carlsbad, NM               22            41             0.00%
Hialeah, FL               104           123             0.00%
Flint, MI                  12            17             0.00%
Cambridge, MN              93           107             0.00%
Grand Bay, AL              53            58             0.00%
Pensacola, FL              12            18             0.00%
Ardmore, AL                30            34             0.00%
Noel, MO                   22            36             0.00%
Rockville, MD              52            69             0.00%
San Antonio, TC            38            50             0.00%
Palm Bay, FL               96           108             0.00%
Birmingham, AL             35            35             0.00%
Roundlake Beach, IL        87            91             0.00%
Deland, FL                 48            53             0.00%
Liverpool, NY              33            40             0.00%
Everett, WA                94           119             0.00%
Los Angeles, CA           155           165             0.00%
Elk City, OK                6             8             0.00%
Dearborn, MI               58            74             0.00%
Perry, OH                  58            63             0.00%
San Bernadino, CA          71            72             0.00%
Matteson, IL               63            66             0.00%
Brooklyn, NY              135           135             0.00%
Warrenton, NC              30            30             0.00%
Zion, IL                   64            84             0.00%

(1) All investments are valued under procedures established by the Board of Directors.

See notes to the financial statements.














Snoqualmie Asset Fund, Inc.
Schedule of Investments
June 30, 2001

WM Specialty Mortgage LLC - Real Estate Owned
(in 000s)

* All properties listed are residential real estate.

                                      (1)          As a % of
 Property Location         Cost    Fair Value      Net Assets
 -----------------         ----    ----------      ----------
Bridgeton, NJ              37            54             0.00%
Providence, RI             50            50             0.00%
Mullins, SC                15             7             0.00%
Memphis, TN                26            26             0.00%
Detroit, MI                43            43             0.00%
Kileen, TX                 34            34             0.00%
McAllen, TX                72            75             0.00%
Kentland, IN               36            45             0.00%
Argyle, TX                 65           109             0.00%
Green, IA                  24            24             0.00%
Maybrook, NY               59            59             0.00%
Union, SC                  19            12             0.00%
Ottawa, IL                 39            39             0.00%
Houston, TX               163           175             0.00%
LaGrange, IN               22            26             0.00%
Hartford, CT               55            36             0.00%
Lakemore, OH               48            35             0.00%
Detroit, MI                34            34             0.00%
Cleveland, TN              20            46             0.00%
Everman, TX                37            55             0.00%
Mifflin, PA                29            38             0.00%
Detroit, MI                54            54             0.00%
Dunnellon, FL              32            24             0.00%
Harriman, TN               15            24             0.00%
Easton, PA                 11            21             0.00%
East St. Louis, IL         27            27             0.00%
St. Paul, MN               81            81             0.00%
Ogden, UT                  78            57             0.00%
Aberdeen, WA               15            15             0.00%
Baltimore, MD              22            27             0.00%
Detroit, MI                51            51             0.00%
Pomona, CA                 98           116             0.00%
Rockford, IL               16            21             0.00%
Bristol, TN                20            20             0.00%
Grantsville, UT            69            96             0.00%
Detroit, MI                29            58             0.00%
Fort Worth, TX             26            40             0.00%
Detroit, MI                45            45             0.00%
Coatesville, PA            10            11             0.00%

(1) All investments are valued under procedures established by the Board of Directors.

See notes to the financial statements.














Snoqualmie Asset Fund, Inc.
Schedule of Investments
June 30, 2001

WM Specialty Mortgage LLC - Real Estate Owned
(in 000s)

* All properties listed are residential real estate.

                                      (1)          As a % of
 Property Location         Cost    Fair Value      Net Assets
 -----------------         ----    ----------      ----------
Montgomery, AL              4             4             0.00%
Detroit, MI                32            30             0.00%
White Bear Township, MN    97            97             0.00%
Orangeville, UT            21            21             0.00%
Monticello, IL             40            50             0.00%
Toledo, OH                  6            15             0.00%
Detroit, MI                43            43             0.00%
Chattanooga, TN            55            51             0.00%
Beacon, NY                111           111             0.00%
Cleveland, OH              73            92             0.00%
City of Detroit, MI        56            56             0.00%
Joplin, MO                 66            99             0.00%
Pickerington, OH          138           138             0.00%
Fort Wayne, IN             18            32             0.00%
Rochester, NY               4             7             0.00%
Dayton, OH                 55            55             0.00%
Indianapolis, IN           32            42             0.00%
Willcox, AZ                97           113             0.00%
New Waterford, OH          50            50             0.00%
Buffalo, NY                 4             6             0.00%
Rochester, NY              17            17             0.00%
Battle Creek, MI           39            57             0.00%
Saint Paul, MN             37            37             0.00%
Tooele, UT                 81            94             0.00%
Buffalo, NY                 4             4             0.00%
Morton, WA                 60            60             0.00%
Trenton, NJ                15            31             0.00%
Iselin, NJ                 99            99             0.00%
Richmond, MO               33            45             0.00%
Flint, MI                  18            25             0.00%
Peru, IN                   13            13             0.00%
Chesnee, SC                32            40             0.00%
Birmingham, AL             21            52             0.00%
Greensboro, NC             35            35             0.00%
Coraopolis, PA             39            39             0.00%
Spokane, WA                53            57             0.00%
Collierville, TN           78            88             0.00%
Birmingham, AL             28            37             0.00%
Missouri City, TX          57            69             0.00%

(1) All investments are valued under procedures established by the Board of Directors.

See notes to the financial statements.














Snoqualmie Asset Fund, Inc.
Schedule of Investments
June 30, 2001

WM Specialty Mortgage LLC - Real Estate Owned
(in 000s)

* All properties listed are residential real estate.

                                      (1)          As a % of
 Property Location         Cost    Fair Value      Net Assets
 -----------------         ----    ----------      ----------
East Orange, NJ            64            40             0.00%
Detroit, MI                60            60             0.00%
Kansas City, MO            14            18             0.00%
Los Angeles, CA            70            78             0.00%
Detroit, MI                90           150             0.00%
Webb City, MO              19            25             0.00%
Olympia, WA                78           100             0.00%
Springfield, IL            21            33             0.00%
Rochester, NY              31            44             0.00%
Fishers, IN                73            13             0.00%
North Miami, FL            78            67             0.00%
Village of Jones, MI       21            40             0.00%
Fridley, MN                65            65             0.00%
Randolph, IA                6            10             0.00%
Houston, TX                39            39             0.00%
Rainbow City, AL           79            89             0.00%
Martinsville, IN          127           135             0.00%
Flint, MI                   6            16             0.00%
Webster City, IA           52            53             0.00%
Youngstown, OH             15            29             0.00%
Tacoma, WA                 62            60             0.00%
Pittsburgh, PA             45            45             0.00%
Aberdeen, WA               44            42             0.00%
Crafton, PA                66            86             0.00%
Thurmond, NC               19            31             0.00%
Kansas City, MO            24            32             0.00%
Tulsa, OK                  11            16             0.00%
Freeport, IL               25            18             0.00%
Tacoma, WA                 91            95             0.00%
Nashville, TN              67            69             0.00%
Edgewater, MD             115           131             0.00%
Bentonville, AR            25            41             0.00%
Amsterdam, NY               9            25             0.00%
Springfield, MA            31            40             0.00%
Harrisburg, PA             13            20             0.00%
Minneapolis, MN           156           185             0.00%
Spring Hill, FL            26            40             0.00%
Greensburg, PA              5            45             0.00%
Winston Salem, NC          31            31             0.00%

(1) All investments are valued under procedures established by the Board of Directors.

See notes to the financial statements.















Snoqualmie Asset Fund, Inc.
Schedule of Investments
June 30, 2001

WM Specialty Mortgage LLC - Real Estate Owned
(in 000s)

* All properties listed are residential real estate.

                                      (1)          As a % of
 Property Location         Cost    Fair Value      Net Assets
 -----------------         ----    ----------      ----------
Atlanta, GA                65            65             0.00%
Whitehall, OH              66            78             0.00%
Mt. Union, PA              30            30             0.00%
Stanhope, NJ              110           110             0.00%
Pittsfield, MA              8             8             0.00%
Bradenton, FL              79            91             0.00%
Etowah, TN                 48            48             0.00%
Imperial, MO               83            93             0.00%
Spencer, NC                75            75             0.00%
Woodbine, IA               11            22             0.00%
Rancho Santa Maragi, CA   232           232             0.00%
Meeker, OK                107           107             0.00%
Murray, UT                 75            81             0.00%
Tamaqua, PA                16            25             0.00%
Lithia Springs, GA        105           117             0.00%
Chattanooga, TN            29            20             0.00%
Dayton, WA                 25            25             0.00%
Greenville, SC             37            53             0.00%
Exeter, NH                120           120             0.00%
Knoxville, TN              14            24             0.00%
Philadelphia, PA            6             7             0.00%
Ypsilanti, MI              90           127             0.00%
League City, TX            60            60             0.00%
Forth Worth, TX            52            58             0.00%
Memphis, TN                19            23             0.00%
Toledo, OH                  9            12             0.00%
Peshastin, WA              80            88             0.00%
Kimball, MI                93            93             0.00%
Lamont, CA                 19            25             0.00%
Atlanta, GA                54            54             0.00%
Chester, PA                25            40             0.00%
Allentown, PA               7            10             0.00%
Waterford, MI              50            73             0.00%
Midland, TX                19            30             0.00%
Michigan City, IN          34            34             0.00%
Chektowaga, NY             50            67             0.00%
Spencer, IA                 7             6             0.00%
Spokane, WA                37            45             0.00%
Kiowa, CO                 122           135             0.00%

(1) All investments are valued under procedures established by the Board of Directors.

See notes to the financial statements.














Snoqualmie Asset Fund, Inc.
Schedule of Investments
June 30, 2001

WM Specialty Mortgage LLC - Real Estate Owned
(in 000s)

* All properties listed are residential real estate.

                                      (1)          As a % of
 Property Location         Cost    Fair Value      Net Assets
 -----------------         ----    ----------      ----------
San Bernardino, CA        122           148             0.00%
Lithonia, GA               29            26             0.00%
Waterford, MI              71            71             0.00%
Upper Marlboro, MD        147           147             0.00%
Seabrook, TX              101           101             0.00%
Linden, MI                 60            60             0.00%
Minnetonka, MN            126           126             0.00%
Minneapolis, MN            72            72             0.00%
South Bend, IN             23            27             0.00%
Canton Township, MI        73           115             0.00%
Clinton, UT                52            74             0.00%
Colorado Springs, CO      127           127             0.00%
Grandview, MO              73            84             0.00%
Pensacola, FL              16            21             0.00%
Pompano Beach, FL          84            94             0.00%
Rowe, NM                  122           122             0.00%
Oroville, WA               33            33             0.00%
Sandusky, OH               95            95             0.00%
Bessemer, AL                6             6             0.00%
Fort Washington, MD       132           132             0.00%
Springfield, OH            14            17             0.00%
Big Wells, TX              24            30             0.00%
Ogden, UT                  59            48             0.00%
Hackettstown, NJ           63            70             0.00%
Warwick, RI               101           122             0.00%
Denver, CO                101           101             0.00%
Beckley, WV                13            25             0.00%
Tawas, MI                  58            77             0.00%
Loveland, CO              108           108             0.00%
Rocky Mount, NC            28            28             0.00%
Detroit, MI                37            45             0.00%
Chicago, IL                53            53             0.00%
Detroit, MI                57            57             0.00%
Buffalo, NY                30            30             0.00%
Ypsilanti, MI              65            65             0.00%
Springfield, MA            28            32             0.00%
Duluth, MN                 22            22             0.00%
Indianapolis, IN           15            25             0.00%
Youngstown, OH             10            24             0.00%

(1) All investments are valued under procedures established by the Board of Directors.

See notes to the financial statements.














Snoqualmie Asset Fund, Inc.
Schedule of Investments
June 30, 2001

WM Specialty Mortgage LLC - Real Estate Owned
(in 000s)

* All properties listed are residential real estate.

                                      (1)          As a % of
 Property Location         Cost    Fair Value      Net Assets
 -----------------         ----    ----------      ----------
Mullan, ID                  6            14             0.00%
Indianapolis, IN           49            46             0.00%
Normandy, MO               29            32             0.00%
Bakersfield, CA           349           349             0.00%
Cuyahoga Falls, OH         72            72             0.00%
Galloway, OH               63            70             0.00%
University City, MO        52            29             0.00%
Cleveland, OH              80            80             0.00%
Baltimore, MD               7             3             0.00%
Elgin, OR                  54            54             0.00%
Portland, OR               64            65             0.00%
Baltimore, MD              19            19             0.00%
Tallmadge, OH              70            74             0.00%
Baltimore, MD               5             5             0.00%
Baltimore, MD              29            29             0.00%
Malvern, AR                19            19             0.00%
Nigh Point, NC             23            55             0.00%
Miami, FL                  90            90             0.00%
Pasadena, MD              191           180             0.00%
Baltimore, MD               2             2             0.00%
Perkins, OK                30            52             0.00%
Pasadena, TX               79            79             0.00%
Converse, IN               37            49             0.00%
Missouri City, TX         341           341             0.00%
Baltimore, MD               1             1             0.00%
Baltimore, MD              14            14             0.00%
Baltimore, MD              11            11             0.00%
Jasper, GA                 80           108             0.00%
Akron, OH                  36            47             0.00%
South Sioux City, NE       77            77             0.00%
Fouke, AR                  68            68             0.00%
Hesperia, CA               66            80             0.00%
Portland, OR              171           171             0.00%
Logan, OH                  54            43             0.00%
Jacksonville, FL           90            90             0.00%
South Bend, IN             44            45             0.00%
Lincoln Park, MI           78            78             0.00%
Burley, ID                 48            48             0.00%
Rogersville, TN            64            63             0.00%

(1) All investments are valued under procedures established by the Board of Directors.

See notes to the financial statements.













Snoqualmie Asset Fund, Inc.
Schedule of Investments
June 30, 2001

WM Specialty Mortgage LLC - Real Estate Owned
(in 000s)

* All properties listed are residential real estate.

                                      (1)          As a % of
 Property Location         Cost    Fair Value      Net Assets
 -----------------         ----    ----------      ----------
Beaumont, TX               27            27             0.00%
Hastings, MN              139           139             0.00%
Branson West, MO           78            78             0.00%
Granville, IL              33            29             0.00%
Greenbrier, AR             58            55             0.00%
Rochester, NY              19            27             0.00%
Duncan, SC                 28            48             0.00%
Huntington, TX             38            38             0.00%
Pensacola, FL              53            56             0.00%
Kansas, MO                 24            32             0.00%
Saginaw, MI                49            49             0.00%
Ceylon, MN                 15            15             0.00%
North Altoon, PA            6            12             0.00%
Rochester, MN              66            66             0.00%
Paducah, KY                55            55             0.00%
Spencer, MA                69            69             0.00%
Augusta, GA                50            70             0.00%
Warren, PA                 24            27             0.00%
Nampa, ID                  82            74             0.00%
Minneapolis, MN            47            47             0.00%
Greece, NY                159           159             0.00%
Des Moines, IA             70            70             0.00%
Detroit, MI                50            50             0.00%
Assyria, MI                73            73             0.00%
Payette, ID                81            85             0.00%
Washburn, WI               22            27             0.00%
Granbury, TX               37            53             0.00%
Baltimore, MD               2             2             0.00%
South Lyon, MI            119           119             0.00%
Murfreesboro, NC           66            60             0.00%
Detroit, MI                19             9             0.00%
Knoxville, TN              17            17             0.00%
Athol, ID                  90            90             0.00%
Troutdale, OR             160           290             0.00%
Philadelphia, PA           59            59             0.00%
Dundalk, MD                59            42             0.00%
Fort Worth, TX             93            75             0.00%
Cordova, IL                84            84             0.00%
Glendale, AZ               91           100             0.00%

(1) All investments are valued under procedures established by the Board of Directors.

See notes to the financial statements.














Snoqualmie Asset Fund, Inc.
Schedule of Investments
June 30, 2001

WM Specialty Mortgage LLC - Real Estate Owned
(in 000s)

* All properties listed are residential real estate.

                                      (1)          As a % of
 Property Location         Cost    Fair Value      Net Assets
 -----------------         ----    ----------      ----------
Niles, MI                  34            81             0.00%
Harriman, TN               80            80             0.00%
Prescott, AZ              133           154             0.00%
Alpine, WY                144           144             0.00%
Odessa, TX                 15            12             0.00%
Lawrenceville, GA          82           118             0.00%
Eagle Point, OR            96            99             0.00%
Alton, IL                  14            14             0.00%
Chancellor, AL            137           130             0.00%
Houston, TX                72            78             0.00%
Fitchburg, MA              51            51             0.00%
Detroit, MI                25            25             0.00%
Berkeley, MO               52            52             0.00%
Kent City, MI              59            59             0.00%
Northfield, NH              75           103            0.00%
Branch, AR                 53            55             0.00%
Linesville, PA             65            65             0.00%
Granbury, TX               26            35             0.00%
East Stone, VA             23            35             0.00%
Rocky Mount, NC            26            25             0.00%
Guyton, GA                 75            79             0.00%
Midway, GA                 47            58             0.00%
Rocky Point, NC            55            55             0.00%
Conway, SC                 28            50             0.00%
Muskegon, MI               10            13             0.00%
Detroit, MI                50            50             0.00%
Detroit, MI                39            39             0.00%
Miami, FL                  24            30             0.00%
St. Petersburg, FL         17            17             0.00%
West Palm Beach, FL        33            20             0.00%
Hyattsville, MD            49            49             0.00%
Hagerstown, MD             39            49             0.00%
Gary, IN                    6             9             0.00%
La Porte, IN              120           132             0.00%
Detroit, MI                85            85             0.00%
Davidson, TN               64            45             0.00%
Los Angeles, CA            94           171             0.00%
El Paso, CO                69            66             0.00%
Vernon, MO                 16            16             0.00%

(1) All investments are valued under procedures established by the Board of Directors.

See notes to the financial statements.














Snoqualmie Asset Fund, Inc.
Schedule of Investments
June 30, 2001

WM Specialty Mortgage LLC - Real Estate Owned
(in 000s)

* All properties listed are residential real estate.

                                      (1)          As a % of
 Property Location         Cost    Fair Value      Net Assets
 -----------------         ----    ----------      ----------
Whitwell, TN               27            35             0.00%
Muskegon, MI               21            21             0.00%
Detroit, MI                56            56             0.00%
Huntersville, NC           62            70             0.00%
Nashville, TN              82            82             0.00%
Parkersburg, WV            31            31             0.00%
Ocean Isle Beach, NC      104           104             0.00%
Holt, MI                  101           101             0.00%
Long Prairie, MN           49            49             0.00%
Colorado Springs, CO      133           133             0.00%
Bessemer City, NC          87            87             0.00%
Dowagiac, MI               36            36             0.00%
Detroit, MI                10            10             0.00%
Inkster, MI                59            59             0.00%
Baltimore, MD              30            30             0.00%
Tacoma, WA                 82            82             0.00%
Greensboro, NC             66            66             0.00%
Detroit, MI                55            55             0.00%
Detroit, MI                 9             9             0.00%
Creston, OH                68            68             0.00%
Vicksburg, MI             143           143             0.00%
Johnsonville, SC           47            47             0.00%
Harrison Town, MI         134           134             0.00%
Albuquerque, NM           119           145             0.00%
Detroit Lake, MN           70            70             0.00%
Pryor, OK                  21            21             0.00%
Ypsilanti, MI             179           179             0.00%
Detroit, MI                14            14             0.00%
Knoxville, TN              55            55             0.00%
Bellevue, NE              103           103             0.00%
Indianapolis, IN           26            26             0.00%
Jacksboro, TN              69            69             0.00%
Waterloo, IA               35            35             0.00%
Alpharetta, GA            172           172             0.00%
Detroit, MI                33            33             0.00%
Temple Hills, MD           50            50             0.00%
Saint Louis, MO            22            22             0.00%
Detroit, MI                51            51             0.00%
Grants Pass, OR            47            47             0.00%

(1) All investments are valued under procedures established by the Board of Directors.

See notes to the financial statements.














Snoqualmie Asset Fund, Inc.
Schedule of Investments
June 30, 2001

WM Specialty Mortgage LLC - Real Estate Owned
(in 000s)

* All properties listed are residential real estate.

                                      (1)          As a % of
 Property Location         Cost    Fair Value      Net Assets
 -----------------         ----    ----------      ----------
Eugene, OR                109           109             0.00%
Atlanta, GA                30            30             0.00%
Humble, TX                 88            88             0.00%
Fond Du Lac, WI            56            56             0.00%
Hartford, CT               32            32             0.00%
Bakersfield, CA           111           111             0.00%
Detroit, MI                22            22             0.00%
Walsenburg, CO             20            20             0.00%
Mascot, TN                 47            47             0.00%
Proctor, MN                51            51             0.00%
Lenoir City, TN            32            32             0.00%
Highland, UT              307           307             0.00%
St. Louis, MO              13            13             0.00%
Orange, TX                169           169             0.00%
Oklahoma City, OK          64            64             0.00%
Detroit, MI                73            73             0.00%
Fayetteville, NC           64            64             0.00%
Meriden, CT                24            24             0.00%
Villa Ridge, MO           192           192             0.00%
Jackson, MI                65            65             0.00%
Marion, MI                 66            66             0.00%
Monroe, LA                 20            20             0.00%
San Bernardino, CA         64            64             0.00%
Detroit, MI                66            66             0.00%
Springfield, OH            70            70             0.00%
Garner, NC                132           132             0.00%
Cranston, RI               66            66             0.00%
Whittier, CA              228           228             0.00%
Federal Way, WA           358           358             0.00%
St. Louis, MO              26            26             0.00%
Crosby, TX                 60            60             0.00%
Kemah, TX                 167           167             0.00%
Detroit, MI               156           156             0.00%
Hickory, NC                30            30             0.00%
Knoxville, TN             103           103             0.00%
Mesa, AZ                   61            61             0.00%
Dassel, MN                105           105             0.00%
Clinton, MO                26            26             0.00%
Knoxville, TN              37            37             0.00%

(1) All investments are valued under procedures established by the Board of Directors.

See notes to the financial statements.














Snoqualmie Asset Fund, Inc.
Schedule of Investments
June 30, 2001

WM Specialty Mortgage LLC - Real Estate Owned
(in 000s)

* All properties listed are residential real estate.

                                      (1)          As a % of
 Property Location         Cost    Fair Value      Net Assets
 -----------------         ----    ----------      ----------
Knoxville, TN              27            27             0.00%
Milton, WA                136           136             0.00%
Fresno, CA                238           238             0.00%
Dallas, TX                 14            14             0.00%
Denver, CO                 90            90             0.00%
Arlington, TX             154           154             0.00%
Grand Junction, CO         84            84             0.00%
Leland, NC                 64            64             0.00%
Warren,MI                  71            71             0.00%
Hartford, CT              127           150             0.00%
Huntsville, TX              8            48             0.00%
     Total Subprime Real  -----------------------------------
         Estate Owned  29,566        32,000             0.25%
                       ======================================
     Total Real Estate
          Owned        30,842        33,282             0.26%
                       ======================================

(1) All investments are valued under procedures established by the Board of Directors.

See notes to the financial statements.





















Snoqualmie Asset Fund, Inc.
Schedule of Investments
June 30, 2001

Summary of Investments
(in 000s)
                                                                      % of
Item                                                Cost  Fair Value  Net Assets
------------------------------------------------   -----  ----------  ----------
Marion Street, Inc. - Mortgage Backed Securities6,532       6,585       0.05%
WM Specialty Mortgage LLC-Prime Loans
                        Serviced by Others  2,931,383   3,028,487      24.49%
WM Specialty Mortgage LLC-Subprime Loans
                        Serviced by Others  6,818,544   6,973,951      55.52%
WM Specialty Mortgage LLC-Loans not
                          Serviced by Others  277,129     287,104       1.90%
Marion Street, Inc. - Commercial Loans      1,183,672   1,226,035       9.76%
WM Specialty Mortgage LLC-CRA Loans
                          Serviced by Others    3,988       4,010       0.03%
WM Specialty Mortgage LLC-
                         Real Estate Owned     30,842      33,282       0.26%
                                           ----------   ---------     -------
          Total Investments                11,252,090  11,559,454      92.03%
Excess of Cash and Receivable over Payables             1,001,520       7.97%
                                                       ----------     -------
          Net Assets                                   12,560,974     100.00%
                                                       ==========     =======

See notes to the financial statements.









































SNOQUALMIE ASSET FUND, INC.
STATEMENT OF ASSETS AND LIABILITIES (in thousands except for share amounts) JUNE 30, 2001

ASSETS:
  Investments, at fair value (cost $11,252,090)                  $11,559,454
  Cash and cash equivalents                                        1,133,022
  Interest receivable                                                126,505
  Due from affiliate (Note 3)                                         42,019
  Other assets                                                             1
                                                                  ----------
     Total assets                                                 12,861,001

LIABILITIES:
  Due to affiliates (Note 3)                                         299,929
  Other liabilities                                                       98
                                                                     -------
     Total liabilities                                               300,027
                                                                     -------
NET ASSETS                                                       $12,560,974
                                                                 ===========
NET ASSETS CONSIST OF:
  Capital paid on shares of capital stock (par $.001)            $11,822,717
  Accumulated realized loss	                                           (81)
  Undistributed net investment income                                430,901
  Undistributed realized gain                                             73
  Unrealized appreciation on investments                             307,364
                                                                 -----------
NET ASSETS (equivalent to $105.64 per share based on 118,899,760 shares of capital stock outstanding, 200,000,000 shares
  authorized)                                                    $12,560,974
                                                                 ===========


See notes to the financial statements.

































SNOQUALMIE ASSET FUND, INC.
STATEMENT OF OPERATIONS (in thousands)
PERIOD FROM JANUARY 1, 2001 THROUGH JUNE 30, 2001

INVESTMENT INCOME:
  Interest income                                                      $418,977
  Other income                                                           18,089
                                                                       --------
     Total income                                                       437,066

EXPENSES:
  Loan servicing fee (Note 3)                                             4,530
  Loan acquisition expenses                                                 433
  Real estate asset operating expense                                       869
  Professional fees                                                         201
  Accounting fees (Note 3)                                                  120
  Directors fees                                                              2
  Other expense                                                              10
                                                                       --------
     Total expenses                                                       6,165

NET INVESTMENT INCOME                                                   430,901

REALIZED AND UNREALIZED GAIN FROM INVESTMENTS:
  Net realized gain from investments                                         73
  Net increase in unrealized appreciation on investments                 74,583
                                                                       --------
     Net realized and unrealized gain from investments                   74,656

NET INCREASE IN NET ASSETS FROM OPERATIONS                             $505,557
                                                                       ========
See notes to the financial statements.






































SNOQUALMIE ASSET FUND, INC.
STATEMENT OF CHANGES IN NET ASSETS (in thousands except share amounts)
AS OF JUNE 30, 2001 AND FOR THE PERIODS FROM JANUARY 1, 2001 THROUGH JUNE 30, 2001 AND FROM AUGUST 31, 2000 (COMMENCEMENT OF OPERATIONS) THROUGH DECEMBER 31, 2000

                                                       June 30,    December 31,
                                                        2001           2000
OPERATIONS:
  Net investment income                                $430,901        $282,741
  Net realized and unrealized gains from investment
                                       transactions      74,656         232,700
                                                        -------         -------
Net increase in net assets resulting from operations    505,557         515,441

DISTRIBUTIONS TO SHAREHOLDERS:
  Distributions of net investment income                      -        (282,741)
  Distributions in excess of investment income                -         (64,459)
  Tax return of capital                                       -          (2,800)
                                                        -------        ---------
  Total distributions to shareholders                         -        (350,000)

CAPITAL TRANSACTIONS:
  Proceeds from shares issued                                 -      11,889,976
  Cost of shares redeemed                                     -              (1)
                                                        -------      ----------
  Net increase in net assets from capital transactions        -      11,889,975
                                                        -------      ----------
  Total increase in net assets                          505,557      12,055,416

NET ASSETS:
  Beginning of period                                12,055,417               1
                                                    -----------     -----------
  End of period                                     $12,560,974     $12,055,417
                                                    ===========     ===========

SHARE TRANSACTIONS:
  Issued                                                      -     118,899,770
  Redeemed                                                    -             (10)
                                                    -----------     -----------
  Change in share transactions                                -     118,899,760
                                                    ===========     ===========

See notes to the financial statements.

























SNOQUALMIE ASSET FUND, INC.
STATEMENT OF CASH FLOWS (in thousands)
PERIOD FROM JANUARY 1, 2001 THROUGH JUNE 30, 2001

CASH FLOWS FROM OPERATING ACTIVITIES:
  Net increase in net assets from operations                           $505,557
  Purchase of investments                                            (2,383,163)
  Paydowns on investments (loans)                                     1,498,844
  Paydowns on investments (securities)                                    1,455
  Increase in unrealized appreciation on investments                    (74,583)
  Realized gain on sale of investments                                      (73)
  Increase in interest receivable                                       (15,323)
  Decrease in due from affiliate                                         65,389
  Decrease in other assets                                                  277
  Increase in due to affiliates                                         299,599
  Increase  in other liabilities                                             26
                                                                      ----------
  Net cash used in operating activities                               $(101,955)
                                                                      ----------
CASH FLOWS FROM FINANCING ACTIVITIES:
  Proceeds from shares issued                                                 -
  Payment for retired shares                                                  -
  Payment of cash dividends                                             (14,723)
                                                                       ---------
  Net cash provided by financing activities                             (14,723)
                                                                       ---------
NET DECREASE IN CASH                                                   (116,718)

CASH:
  Beginning of period                                                 1,249,740
                                                                     ----------
  End of period                                                      $1,133,022
                                                                     ==========

See notes to the financial statements.


































SNOQUALMIE ASSET FUND, INC.
FINANCIAL HIGHLIGHTS
AS OF JUNE 30, 2001 AND FOR THE PERIODS FROM JANUARY 1, 2001 THROUGH JUNE 30, 2001 AND FROM AUGUST 31, 2000 (COMMENCEMENT OF OPERATIONS) THROUGH DECEMBER 31, 2000

Per share operating performance (for a share of capital stock outstanding throughout the period):
                                                              2001**      2000*
                                                              ------      -----
  Net asset value, beginning of period                       101.39      100.00
  Income from investment operations:
     Net investment income                                     3.62        2.37
     Net realized and unrealized gains from investments        0.63        1.96
                                                               ----        ----
          Total from investment activities                     4.25        4.33

  Distributions:
     Net investment income                                     0.00       (2.92)
     Tax return of capital                                     0.00       (0.02)
                                                               ----       ------
          Total distributions                                  0.00       (2.94)
                                                               ----       ------
  Net asset value, end of period                             105.64      101.39
                                                             ======      =======
  Total return                                                 4.19%2     4.33%3

Ratios/Supplemental data:
                                                              2001**       2000*
                                                              ------       -----
  Net assets, end of period (000)                        12,560,974  12,055,417

  Ratio of expenses to average net assets                      0.10%1     0.13%1

  Ratio of net investment income to average net assets         7.05%1     7.35%1

  Portfolio turnover                                           0.08%2     0.02%3

* For the period from August 31, 2000 (commencement of operations) through December 31, 2000
** For the period from January 1, 2001 through June 30, 2001

1 Annualized
2 For the period January 1, 2001 through June 30, 2001 and not annualized
3 For the period August 31, 2000 (commencement of operations) through December 31, 2000 and not annualized


See notes to the financial statements.




















SNOQUALMIE ASSET FUND, INC.
NOTES TO FINANCIAL STATEMENTS (in thousands)
AS OF JUNE 30, 2001 AND FOR THE PERIODS FROM JANUARY 1, 2001 THROUGH JUNE 30, 2001 AND FROM AUGUST 31, 2000 (COMMENCEMENT OF OPERATIONS) THROUGH DECEMBER 31, 2000

NOTE 1:	ORGANIZATION
Snoqualmie Asset Fund, Inc. (the Fund), a Maryland corporation, is registered under the Investment Company Act of 1940 as a non-diversified closed-end management investment company. The Fund was incorporated on July 25, 2000. Marion Holdings, Inc., an indirect subsidiary of Washington Mutual Inc., owns substantially all outstanding shares of the Fund.

The investment objective of the Fund is to seek current income consistent with preservation of capital through investments in portfolios of medium to high quality debt securities.

NOTE 2:	 ACCOUNTING POLICIES
Preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Following is a summary of significant account policies consistently followed by the Fund in the preparation of its financial statements.

Investment valuation: Investments are recorded at fair value. Mortgage backed securities are valued at last reported sales prices on the day of valuation. Mortgage backed securities for which no sale was reported on that date are stated at the last quoted bid price. Investments in loans, loans serviced by others and real estate for which market quotes are not readily available are valued at fair value determined in good faith by a committee appointed by the Board of Directors (the Committee). In determining the fair value, the Committee considers factors such as financial condition of the borrower, adequacy of the collateral, individual credit risks, historical loss experience and the relationships between current and projected market rates and portfolio rates of interest and maturities. Loans are valued using a combination of an option adjusted cash flow valuation methodology, quoted market prices, internal estimates, and the pricing of similar instruments. Accordingly, judgment is required to develop the estimates of fair value.

Dividends and distributions to shareholders: Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations, are recorded on the ex-dividend date.

Investment transactions and related investment income: The Fund records investment transactions on trade date. Interest income is recognized on an accrual basis. Discounts and premiums are amortized over the estimated life of the investment.

NOTE 3:	FEES AND TRANSACTIONS WITH AFFILIATES
Washington Mutual Bank, FA (the FA) acts as servicer for the loans held by the Fund. Services provided by the FA in this capacity include, but not limited to: maintenance of loan files; collection of all payments due; and enforcement of the terms of the loans, including liquidation of collateral if deemed to be necessary. For these services, the FA receives a fee equal to 0.25% of the outstanding unpaid principal balance of the loans. Such fee is calculated and paid monthly. For the period ended June 30, 2001, the Fund paid a total fee of $4,530,000 in servicing fees to the FA, of which approximately $1,542,000 related to assets from Marion Street, Inc. (the "REIT") and approximately $2,988,000 related to assets from WM Specialty Mortgage, LLC (the "LLC) which represents reimbursed costs . Additionally, at June 30, 2001, the Fund has a receivable from the FA of approximately $35,437,000 for loan payments that the FA has collected from borrowers, but has not yet remitted to the Fund.

The FA also serves as the Fund's accountant pursuant to a fund accounting
agreement.   Services provided by the FA in this capacity include, but are not limited to: maintenance of books and records required to be maintained by the Fund; performance of certain accounting services, including the monthly preparation of various financial statements and special reports and performance of special services that may be requested by the Fund. For these services, the FA receives a fee from the Fund in the amount of $20,000 per month plus reasonable out-of-pocket expenses. For the period ended June 30, 2001 fees for accounting services approximated $120,000. The Fund's current liability to the FA is $200,000 related to these services, and is included in the amount due to affiliates.

Washington Mutual Bank (the Bank) serves as custodian for the Fund's portfolio of investments. The Bank also serves as transfer agent and dividend disbursing agent for the Fund. Services provided include, but are not limited to, periodically monitoring the number of shares issued and outstanding and effecting payments of distributions declared by the Board of Directors. For these services, the Fund pays the Bank an annual fee of .02% of the Fund's average daily net assets excluding investments held in the LLC and the REIT. All fees are accrued daily and paid monthly. For the period ended June 30, 2001, there were no fees paid for custodian services, as the Fund held only investments in the LLC and REIT.

The Fund's portfolio managers (Managers) are employees of the FA and the Bank. In this capacity, subject to policies determined by the Board of Directors, the Managers may continuously furnish investment management to the Fund and make investment decisions on behalf of the Fund. Additionally, subject to the control of the Board of Directors, the Managers also manage, supervise and conduct the other affairs and business of the Fund and place all orders for the purchase and sale of the Fund's investment portfolio. The Fund does not pay the Managers any compensation for the services rendered and expenses borne by the Managers.

Officers and certain directors of the Fund are or may be considered affiliated with the FA and the Bank. No such person received any remuneration from the Fund.

On August 25, 2000, an employee of the Bank contributed $1,000 to the Fund in exchange for the initial 10 shares of the Fund. On August 31, 2000, Marion Holdings, Inc. contributed $11,889,976,000 assets to the Fund in exchange for 118,899,760 Fund shares.

NOTE 4:	FEDERAL TAXES
No provision for federal income taxes has been made in the accompanying financial statements because the Fund intends to continue to qualify for tax treatment applicable to regulated investment companies under the Internal Revenue Code and distribute all of its net investment income and net capital gains for its fiscal year. Under existing law, the Fund is not subject to federal income tax on net investment income and capital gains distributed to shareholders. Distributions to shareholders of Fund's net investment income are taxable as ordinary income to shareholders. Capital gain distributions are taxable as capital gains to shareholders.

The U.S. federal income tax basis of Fund's investments at June 30, 2001, is $11,559,185,000 and net unrealized appreciation for U.S. federal income tax purposes was $243,000 (of which gross unrealized appreciation was $132,310,000 and gross unrealized depreciation was $132,067,000).

NOTE 5:	DISTRIBUTIONS TO SHAREHOLDERS
On December 22, 2000, a distribution of $2.94 per share was declared. The dividend was paid on December 29, 2000, to shareholders of record on December 28, 2000, of which $14,718,000 was payable at December 31, 2000 and paid on March 15, 2001.

The tax character of distributions paid during the period ended December 31, 2000, was an ordinary income distribution of $347,200,000. The remaining $2,800,000 in distributions paid to the Fund's shareholders during the same period was a return of capital. There were no long-term capital gains during the period ended December 31, 2000.

The Fund reclassified $64,459,000 from undistributed net investment income to capital paid on shares of capital stock resulting from a permanent difference between book and tax related to taxable distributions received from the REIT during the period ended December 31, 2000.

NOTE 6:	INVESTMENTS
The Fund owns substantially all outstanding shares of Marion Street, Inc. (the REIT), a Washington corporation that has elected to be treated as a real estate investment trust. Additionally, the Fund and the REIT are the two members of WM Specialty Mortgage LLC, a Delaware limited liability company. Investments reported in the Schedule of Investments are held in the REIT and LLC.

Purchases and sales of investments (excluding short-term investments) were $2,375,099,255 and $9,432,828, respectively, during the period ended June 30, 2001.

The Fund's investment are comprised primarily of real estate loans of which a significant portion of the borrowers of the loans and underlying collateral are located in California.

At June 30, 2001, 2,393 loans with combined fair value of $219,945,472 were on nonaccrual status.

Tax Information (unaudited)
The Fund is required to advise shareholders of the Fund within sixty days of Fund's fiscal year end regarding the federal tax status of distributions received by shareholders during such fiscal year. During the fiscal year ended December 31, 2000, Fund paid an ordinary income distribution of $347,200,000 and a return of capital distribution of $2,800,000.